PRUDENTIAL INVESTMENT PORTFOLIOS 5

GATEWAY CENTER 3

100 MULBERRY STREET

NEWARK, NJ 07109

December 2, 2014

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549-1004

Re:	Advanced Series Trust

Registration Statement on Form N-14 (File No. 811-05186)

Commissioners:

On behalf of the Advanced Series Trust (the “Trust”), a Massachusetts trust, we are hereby filing the Trust’s initial Registration Statement on Form N-14 (the “Registration Statement”) on behalf of AST International Value Fund (the Fund), which is a series of the Trust in connection with the special meeting (the “Meeting”) of shareholders of SP International Value Portfolio, which is a series of The Prudential Series Fund, organized as a Delaware statutory trust.

These materials include the notice of the Meeting, the proxy statement, and the form of proxy card. At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the Fund of the SP International Value Portfolio. (the “Reorganization”).

It is proposed that the filing become effective on January 2, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended. Therefore, we would appreciate receiving the staff’s comments on or about December 23, 2014.

We would appreciate receiving the staff’s comments at your earliest convenience. Please do not hesitate to contact the undersigned at (973) 802-6469 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Jonathan D. Shain

Jonathan D. Shain